Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

23.Commitments

As at December 31, 2022, the Company’s commitments relate to purchase and services commitments for work programs relating to Refinery expansion and payments under financing arrangements. The Company has a purchase commitment for $13,684 in 2023.